Financial instruments - Derivative financial instruments valuation (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Current Assets	€ 7,837,000	€ 11,810,000
Current Liabilities	(8,216,000)	(11,702,000)
Derivatives designated as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Total Assets	1,492,000	561,000
Total Liabilities	1,125,000	3,209,000
Derivatives designated as hedging instruments | Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Current Assets	1,434,000	531,000
Non-current Assets		30,000
Current Liabilities	711,000	2,182,000
Non-current Liabilities		11,000
Derivatives designated as hedging instruments | Interest rate contracts
Disclosure of detailed information about financial instruments [line items]
Non-current Liabilities	0	1,016,000
Derivatives not designated as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Total Assets	18,222,000	113,713,000
Total Liabilities	18,911,000	111,954,000
Derivatives not designated as hedging instruments | Foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Current Assets	6,402,000	11,279,000
Current Liabilities	7,091,000	9,520,000
Derivatives not designated as hedging instruments | Derivatives embedded in the Convertible Bonds
Disclosure of detailed information about financial instruments [line items]
Non-current Liabilities	11,820,000	102,434,000
Derivatives not designated as hedging instruments | Share Options to secure the Convertible Bonds
Disclosure of detailed information about financial instruments [line items]
Non-current Assets	€ 11,820,000	€ 102,434,000